EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE	EARNINGS (LOSS) PER SHARE
Basic earnings (loss) per share
Basic earnings (loss) per share is calculated by dividing the net income (loss) for the period attributable to shareholders of the Company by the weighted average number of shares outstanding during the period, excluding shares purchased by the Company and held as treasury shares. The weighted average number of shares used within the calculation for the years ended December 31, 2021, December 31, 2020 and December 31, 2019, was adjusted for the impact of the Total Produce seven to one share exchange for existing shareholders that occurred immediately prior to the Merger and IPO Transaction. See Note 21 “Stockholders’ Equity” for a rollforward of shares, including the seven to one share exchange. The following table presents basic earnings (loss) per share for each of the years ended December 31, 2021, December 31, 2020 and December 31, 2019:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019

	(U.S. Dollars and shares in thousands, except per share amounts)
Net income (loss) attributable to Dole plc	$(7,219)	$52,488	$55,060
Weighted average number of shares – basic	72,190	55,509	55,497
Net income (loss) per share attributable to Dole plc - basic	$(0.10)	$0.95	$0.99
Diluted earnings (loss) per share
Diluted earnings (loss) per share is calculated by dividing the net income (loss) for the period attributable to shareholders of the Company by the weighted average number of shares outstanding after adjustment for the impact of all stock options and RSUs with a dilutive effect. The Company uses the treasury stock method to calculate the dilutive effect of outstanding equity awards in the denominator for diluted earnings (loss) per share. The weighted average number of shares used within the calculation for the years ended December 31, 2021, December 31, 2020 and December 31, 2019, was adjusted for the impact of the Total Produce seven to one share exchange for existing shareholders that occurred immediately prior to the Merger and IPO Transaction. The following table presents diluted earnings (loss) per share for each of the years ended December 31, 2021, December 31, 2020 and December 31, 2019:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019

	(U.S. Dollars and shares in thousands, except per share amounts)
Net income (loss) attributable to Dole plc	$(7,219)	$52,488	$55,060
Weighted average number of shares - basic	72,190	55,509	55,497
Effect of share options with a dilutive effect	—	83	117
Weighted average number of shares - diluted	72,190	55,592	55,614
Net income (loss) per share attributable to Dole plc - diluted	$(0.10)	$0.94	$0.99
The average market value of the Company’s shares used for the purpose of calculating the dilutive effect of share options is based on quoted market prices for the period during which the options were outstanding during the year ended December 31, 2021. The calculation of diluted earnings (loss) per share for the year ended December 31, 2021 does not include the effect of share options issued under the Plans described in Note 21 “Stockholders’ Equity” because to do so would be antidilutive.